INTANGIBLE ASSETS, NET (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Opening balance	$ 9,011		$ 10,830
Impairment	0		0
Amortization	(4,236)	[1]	(5,208)
Additions	3,189		3,464
Translation differences	875		(75)
Closing balance	8,839		9,011
Technology [Member]
Opening balance	8,580		10,176
Impairment	0		0
Amortization	(4,070)	[1]	(4,929)
Additions	3,099		3,351
Translation differences	830		(18)
Closing balance	8,439		8,580
Other [Member]
Opening balance	431		654
Impairment	0		0
Amortization	(166)	[1]	(279)
Additions	90		113
Translation differences	45		(57)
Closing balance	$ 400		$ 431

[1]	As of December 31, 2025, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2026 – US$ 2,419 thousand, 2027 – US$ 1,777 thousand, 2028 – US$ 1,279 thousand, 2029 – US$ 832 thousand and 2030 and after – US$ 2,532 thousand.